Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.20%
Communication Services - 2.55%
A.H. Belo Corp., Class A
65,500 $ 92,355
Alaska Communications
Systems Group, Inc.
377,100 754,200
AMC Entertainment
Holdings, Inc., Class A
+ 306,900 1,445,499
ATN International, Inc.
28,500 1,428,990
Beasley Broadcast Group,
Inc., Class A
163,600 202,864
Consolidated
Communications
Holdings, Inc.
*+ 274,000 1,559,060
Cumulus Media, Inc.,
Class A
*+ 60,200 323,274
DHI Group, Inc.
* 306,900 693,594
Emerald Holding, Inc.
196,200 400,248
Emmis Communications
Corp., Class A
*+ 102,700 156,104
Entercom Communications
Corp., Class A
371,245 597,704
Entravision
Communications Corp.,
Class A
260,800 396,416
EW Scripps Co. (The),
Class A
175,500 2,007,720
Fluent, Inc.
* 187,900 465,992
Gannett Co., Inc.
+ 355,212 461,776
Gray Television, Inc.
* 348,400 4,797,468
Liberty TripAdvisor
Holdings, Inc., Class A
* 55,000 95,150
Marcus Corp. (The)
82,250 635,793
Mediaco Holding, Inc.,
Class A
*+ 12,992 33,649
Meredith Corp.
+ 150,000 1,968,000
Saga Communications, Inc.,
Class A
21,761 432,609
Salem Media Group, Inc.
+ 89,800 82,230
Scholastic Corp.
103,990 2,182,750
Townsquare Media, Inc.,
Class A
144,900 675,234
Urban One, Inc.
* 151,800 177,606
22,066,285
Consumer Discretionary - 15.96%
Abercrombie & Fitch Co.,
Class A
+ 167,500 2,333,275
Adient PLC
* 295,000 5,112,350
Adtalem Global Education,
Inc.
* 117,500 2,883,450
AMCON Distributing Co.
+ 1,350 87,196
American Axle &
Manufacturing Holdings,
Inc.
* 287,200 1,657,144
American Outdoor Brands,
Inc.
*+ 46,081 600,435
Industry Company Shares Value
Consumer Discretionary (continued)
American Public Education,
Inc.
* 72,600 $ 2,046,594
Ark Restaurants Corp.
+ 12,600 136,836
Asbury Automotive Group,
Inc.
* 50,000 4,872,500
Barnes & Noble Education,
Inc.
* 141,884 366,061
Bassett Furniture Industries,
Inc.
21,900 299,592
BBX Capital Corp.
55,208 739,235
Beazer Homes USA, Inc.
* 183,500 2,422,200
Bed Bath & Beyond, Inc.
+ 403,000 6,036,940
Big 5 Sporting Goods
Corp.
+ 113,700 850,476
Big Lots, Inc.
+ 110,000 4,906,000
Biglari Holdings, Inc.,
Class B
* 6,200 551,862
BJ's Restaurants, Inc.
+ 50,000 1,472,000
Bluegreen Vacations
Corp.
+ 56,200 275,380
Build-A-Bear Workshop,
Inc.
*+ 49,500 123,750
Caleres, Inc.
118,500 1,132,860
Canterbury Park Holding
Corp.
+ 3,900 47,502
Carrols Restaurant Group,
Inc.
* 205,000 1,322,250
Cato Corp. (The), Class A
72,000 563,040
Century Casinos, Inc.
* 111,600 611,568
Century Communities, Inc.
* 95,200 4,029,816
Chico's FAS, Inc.
+ 307,200 298,752
China Automotive Systems,
Inc.
* 95,650 283,124
China XD Plastics Co., Ltd.
* 100,000 114,000
Chuy's Holdings, Inc.
* 23,000 450,340
Citi Trends, Inc.
78,840 1,969,423
Conn's, Inc.
*+ 81,900 866,502
Container Store Group, Inc.
(The)
*+ 141,150 876,542
Cooper Tire & Rubber Co.
148,250 4,699,525
Crown Crafts, Inc.
21,050 118,932
Culp, Inc.
+ 30,000 372,600
Dana, Inc.
150,000 1,848,000
Del Taco Restaurants, Inc.
* 113,300 929,060
Delta Apparel, Inc.
* 29,900 426,075
Dillard's, Inc., Class A
+ 65,000 2,373,800
Dixie Group, Inc. (The)
* 34,800 31,285
Ethan Allen Interiors, Inc.
75,500 1,022,270
Express, Inc.
*+ 181,000 110,410
Fiesta Restaurant Group,
Inc.
* 87,500 819,875
Flanigan's Enterprises,
Inc.
*+ 2,500 44,600

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Consumer Discretionary (continued)
Full House Resorts, Inc.
* 121,000 $ 234,740
GameStop Corp., Class A
* 50,000 510,000
Genesco, Inc.
* 45,000 969,300
G-III Apparel Group, Ltd.
* 148,000 1,940,280
Golden Entertainment, Inc.
* 94,500 1,306,935
Good Times Restaurants,
Inc.
* 106,000 152,640
Group 1 Automotive, Inc.
+ 56,400 4,985,196
Guess?, Inc.
+ 50,000 581,000
Haverty Furniture Cos., Inc.
64,400 1,348,536
Hibbett Sports, Inc.
*+ 76,900 3,016,018
Hooker Furniture Corp.
26,000 671,580
Houghton Mifflin Harcourt
Co.
* 378,600 654,978
Hudson, Ltd., Class A
* 363,000 2,758,800
J Alexander's Holdings,
Inc.
* 45,150 234,780
JAKKS Pacific, Inc.
*+ 11,870 45,106
K12, Inc.
* 139,917 3,685,414
Lands' End, Inc.
*+ 92,600 1,206,578
Lazydays Holdings, Inc.
* 30,000 380,400
Lifetime Brands, Inc.
66,150 625,118
Live Ventures, Inc.
*+ 3,200 27,456
M/I Homes, Inc.
* 90,000 4,144,500
MarineMax, Inc.
* 87,000 2,233,290
Modine Manufacturing Co.
* 162,800 1,017,500
Motorcar Parts of America,
Inc.
* 65,000 1,011,400
Movado Group, Inc.
75,000 745,500
New Home Co., Inc. (The)
* 57,900 314,976
ODP Corp. (The)
172,000 3,345,400
P&F Industries, Inc.,
Class A
696 3,014
Playa Hotels & Resorts NV
* 407,904 1,709,118
Red Robin Gourmet
Burgers, Inc.
*+ 47,300 622,468
Rocky Brands, Inc.
34,300 851,669
Select Interior Concepts,
Inc., Class A
*+ 75,800 523,020
Shoe Carnival, Inc.
+ 49,100 1,648,778
Signet Jewelers, Ltd.
+ 146,400 2,737,680
Smith & Wesson Brands,
Inc.
+ 184,327 2,860,755
Sonic Automotive, Inc.,
Class A
+ 136,100 5,465,776
Sportsman's Warehouse
Holdings, Inc.
* 100,000 1,431,000
Strattec Security Corp.
+ 18,800 374,120
Superior Group of Cos., Inc.
74,200 1,723,666
Tandy Leather Factory,
Inc.
*+ 22,700 72,413
Tenneco, Inc., Class A
*+ 237,000 1,644,780
Tilly's, Inc., Class A
+ 88,300 532,449
Industry Company Shares Value
Consumer Discretionary (continued)
TravelCenters of America,
Inc.
* 52,140 $ 1,018,816
TRI Pointe Group, Inc.
*+ 266,000 4,825,240
Unifi, Inc.
* 64,273 825,265
Unique Fabricating, Inc.
* 35,000 117,950
Vista Outdoor, Inc.
* 221,087 4,461,536
VOXX International Corp.
*+ 82,100 631,349
Weyco Group, Inc.
1,000 16,170
ZAGG, Inc.
*+ 25,000 70,000
Zumiez, Inc.
* 104,800 2,915,536
138,365,416
Consumer Staples - 4.62%
Alico, Inc.
32,861 940,482
Andersons, Inc. (The)
111,900 2,145,123
B&G Foods, Inc.
+ 185,000 5,137,450
Central Garden & Pet Co.
*+ 10,000 399,300
Central Garden & Pet Co.,
Class A
* 80,000 2,891,200
Coffee Holding Co., Inc.
* 23,000 80,040
Fresh Del Monte Produce,
Inc.
+ 187,700 4,302,084
Ingles Markets, Inc.,
Class A
86,900 3,305,676
Lifeway Foods, Inc.
* 5,000 25,150
Mannatech, Inc.
8,400 140,784
Natural Alternatives
International, Inc.
* 18,100 136,655
Natural Grocers by Vitamin
Cottage, Inc.
25,000 246,500
Nature's Sunshine
Products, Inc.
* 15,000 173,550
Primo Water Corp.
351,300 4,988,460
Rite Aid Corp.
*+ 185,500 1,760,395
Seneca Foods Corp.,
Class A
* 40,100 1,432,773
SpartanNash Co.
120,946 1,977,467
United Natural Foods,
Inc.
*+ 221,000 3,286,270
Village Super Market, Inc.,
Class A
+ 74,009 1,821,361
Weis Markets, Inc.
100,325 4,815,600
40,006,320
Energy - 10.13%
Adams Resources &
Energy, Inc.
23,100 459,690
Amplify Energy Corp.
+ 119,400 101,812
Antero Resources Corp.
*+ 905,000 2,488,750
Arch Resources, Inc.
48,500 2,060,280
Archrock, Inc.
404,000 2,173,520
Ardmore Shipping Corp.
+ 123,988 441,397

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Energy (continued)
Berry Corp.
248,271 $ 787,019
Bonanza Creek Energy,
Inc.
* 90,000 1,692,000
Bristow Group, Inc.
* 48,266 1,025,652
Callon Petroleum Co.
*+ 9,302 44,836
Comstock Resources,
Inc.
*+ 856,500 3,751,470
CONSOL Energy, Inc.
* 83,600 370,348
Dawson Geophysical Co.
*+ 85,600 150,656
DHT Holdings, Inc.
662,322 3,417,582
Diamond S Shipping, Inc.
*+ 149,000 1,023,630
Dorian LPG, Ltd.
* 161,300 1,292,013
Earthstone Energy, Inc.,
Class A
*+ 194,000 502,460
Epsilon Energy, Ltd.
*+ 90,000 272,700
Exterran Corp.
* 97,200 404,352
Frontline, Ltd.
+ 778,200 5,058,300
GasLog, Ltd.
259,300 702,703
Goodrich Petroleum
Corp.
*+ 37,300 286,837
Gran Tierra Energy, Inc.
* 244,400 56,774
Green Plains, Inc.
*+ 140,200 2,170,296
Hallador Energy Co.
153,000 99,741
Helix Energy Solutions
Group, Inc.
*+ 460,500 1,109,805
International Seaways, Inc.
85,000 1,241,850
Kosmos Energy, Ltd.
650,000 634,140
Lonestar Resources US,
Inc., Class A
* 59,250 13,657
Mammoth Energy Services,
Inc.
* 121,400 194,240
Matador Resources Co.
*+ 400,000 3,304,000
Matrix Service Co.
* 75,500 630,425
Montage Resources
Corp.
*+ 69,213 303,845
Murphy Oil Corp.
+ 300,000 2,676,000
Nabors Industries, Ltd.
+ 21,000 513,240
NACCO Industries, Inc.,
Class A
20,445 372,303
National Energy Services
Reunited Corp.
*+ 328,700 2,097,106
Natural Gas Services
Group, Inc.
*+ 48,800 412,360
Navigator Holdings, Ltd.
* 245,000 2,048,200
Navios Maritime Acquisition
Corp.
68,900 291,447
Newpark Resources, Inc.
* 306,500 321,825
NexTier Oilfield Solutions,
Inc.
* 200,000 370,000
Nine Energy Service, Inc.
*+ 55,000 62,150
Nordic American Tankers,
Ltd.
+ 521,200 1,818,988
Industry Company Shares Value
Energy (continued)
Northern Oil and Gas,
Inc.
*+ 127,069 $ 729,376
Oceaneering International,
Inc.
* 295,000 1,038,400
Oil States International,
Inc.
* 179,100 488,943
Overseas Shipholding
Group, Inc., Class A
* 593,300 1,269,662
Par Pacific Holdings, Inc.
* 159,100 1,077,107
Patterson-UTI Energy, Inc.
+ 564,000 1,607,400
PBF Energy, Inc., Class A
+ 50,000 284,500
Penn Virginia Corp.
*+ 43,500 428,475
PrimeEnergy Resources
Corp.
* 1,000 66,200
Profire Energy, Inc.
* 84,700 62,661
ProPetro Holding Corp.
* 242,500 984,550
QEP Resources, Inc.
575,000 519,110
Ranger Energy Services,
Inc.
*+ 38,400 100,224
Renewable Energy Group,
Inc.
* 163,885 8,754,737
REX American Resources
Corp.
* 26,420 1,733,416
SandRidge Energy, Inc.
* 70,100 115,665
Scorpio Tankers, Inc.
+ 181,467 2,008,840
SEACOR Holdings, Inc.
*+ 61,400 1,785,512
Select Energy Services,
Inc., Class A
* 382,000 1,466,880
SFL Corp., Ltd.
+ 424,400 3,178,756
SilverBow Resources,
Inc.
*+ 15,000 58,950
Smart Sand, Inc.
*+ 132,000 172,920
Solaris Oilfield
Infrastructure, Inc.,
Class A
+ 182,300 1,155,782
Southwestern Energy Co.
* 1,875,000 4,406,250
Talos Energy, Inc.
*+ 183,400 1,182,930
Teekay Corp.
*+ 440,000 981,200
Teekay Tankers, Ltd.,
Class A
*+ 148,937 1,614,477
TETRA Technologies, Inc.
* 369,600 188,792
US Silica Holdings, Inc.
+ 120,000 360,000
VAALCO Energy, Inc.
* 400,000 400,000
World Fuel Services Corp.
18,500 392,015
87,864,129
Financials - 30.02%
1347 Property Insurance
Holdings, Inc.
* 24,300 93,554
1st Constitution Bancorp
33,000 392,700
1st Source Corp.
75,000 2,313,000
ACNB Corp.
5,000 104,000

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Allegiance Bancshares,
Inc.
+ 60,000 $ 1,402,200
Amalgamated Bank,
Class A
59,000 624,220
A-Mark Precious Metals,
Inc.
5,000 168,600
Amerant Bancorp, Inc.
*+ 150,000 1,396,500
American National
Bankshares, Inc.
+ 25,000 523,000
American River Bankshares
21,300 212,148
AmeriServ Financial, Inc.
138,000 387,780
Ames National Corp.
1,008 17,025
Argo Group International
Holdings, Ltd.
80,984 2,788,279
Arlington Asset Investment
Corp., Class A
+ 88,900 252,476
Atlantic Capital Bancshares,
Inc.
* 65,500 743,425
Axos Financial, Inc.
* 180,516 4,207,828
Banc of California, Inc.
137,500 1,391,500
Banco Latinoamericano de
Comercio Exterior SA,
Class E
117,200 1,423,980
Bancorp 34, Inc.
+ 15,400 148,764
Bank of Commerce
Holdings
+ 93,041 648,496
Bank of NT Butterfield &
Son, Ltd. (The)
37,000 824,360
Bank of Princeton (The)
+ 27,480 499,312
Bank7 Corp.
51,500 484,100
BankFinancial Corp.
59,912 432,565
Bar Harbor Bankshares
+ 55,966 1,150,101
BCB Bancorp, Inc.
85,400 683,200
Berkshire Hills Bancorp, Inc.
152,801 1,544,818
Boston Private Financial
Holdings, Inc.
195,700 1,080,264
Bridge Bancorp, Inc.
54,000 941,220
Brookline Bancorp, Inc.
180,000 1,556,100
Bryn Mawr Bank Corp.
57,800 1,437,486
Business First Bancshares,
Inc.
+ 65,000 975,000
Byline Bancorp, Inc.
125,000 1,410,000
C&F Financial Corp.
9,400 279,180
Cadence BanCorp
366,000 3,143,940
Calamos Asset
Management, Escrow
*+
∆
74,000 —
Cambridge Bancorp
580 30,833
Capital City Bank Group,
Inc.
71,950 1,351,941
Carter Bank & Trust
+ 100,000 665,000
CB Financial Services, Inc.
15,300 291,924
CBTX, Inc.
12,125 198,122
Central Pacific Financial
Corp.
20,000 271,400
Industry Company Shares Value
Financials (continued)
Central Valley Community
Bancorp
80,000 $ 988,000
Century Bancorp, Inc.,
Class A
2,830 186,044
Chemung Financial Corp.
+ 19,500 562,965
Citizens Community
Bancorp, Inc.
28,000 192,920
Citizens, Inc.
*+ 106,040 587,462
Civista Bancshares, Inc.
57,523 720,188
CNB Financial Corp.
61,400 913,018
Codorus Valley Bancorp,
Inc.
+ 16,122 211,198
Colony Bankcorp, Inc.
1,500 16,125
Community Bankers Trust
Corp.
+ 63,800 324,104
Community Financial Corp.
(The)
+ 12,500 266,875
Community Trust Bancorp,
Inc.
55,000 1,554,300
Community West
Bancshares
4,500 36,135
ConnectOne Bancorp, Inc.
118,400 1,665,888
Consumer Portfolio
Services, Inc.
* 146,650 483,945
Cortland Bancorp
+ 10,000 146,500
County Bancorp, Inc.
50,237 944,456
Cowen, Inc., Class A
134,100 2,181,807
Curo Group Holdings
Corp.
+ 45,600 321,480
Customers Bancorp, Inc.
* 114,100 1,277,920
Dime Community
Bancshares, Inc.
124,900 1,412,619
Donegal Group, Inc.,
Class A
139,000 1,955,730
Donnelley Financial
Solutions, Inc.
* 54,100 722,776
Eagle Bancorp Montana,
Inc.
24,500 431,690
Eagle Bancorp, Inc.
82,070 2,198,655
Elevate Credit, Inc.
*+ 163,500 420,195
Emclaire Financial Corp.
+ 200 5,000
Employers Holdings, Inc.
105,900 3,203,475
Encore Capital Group,
Inc.
*+ 112,500 4,341,375
Enova International, Inc.
* 132,307 2,168,512
Enterprise Bancorp, Inc.
+ 46,475 976,905
Enterprise Financial
Services Corp.
81,100 2,211,597
Equity Bancshares, Inc.,
Class A
* 37,100 575,050
Esquire Financial Holdings,
Inc.
*+ 22,000 330,000
ESSA Bancorp, Inc.
55,200 680,616
Evans Bancorp, Inc.
+ 20,501 456,147

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
EZCORP, Inc., Class A
*+ 149,169 $ 750,320
Farmers National Banc
Corp.
+ 30,908 337,515
FB Financial Corp.
18,600 467,232
FBL Financial Group, Inc.,
Class A
70,806 3,412,849
Federal Agricultural
Mortgage Corp., Class C
16,500 1,050,390
FedNat Holding Co.
72,600 458,832
Financial Institutions, Inc.
62,000 954,800
First BanCorp Puerto Rico
476,500 2,487,330
First Bancorp/Southern
Pines NC
70,200 1,469,286
First Bancshares, Inc. (The)
49,200 1,031,724
First Bank
+ 55,000 341,000
First Busey Corp.
83,500 1,326,815
First Business Financial
Services, Inc.
51,400 734,506
First Capital, Inc.
35 1,962
First Choice Bancorp
38,000 505,020
First Commonwealth
Financial Corp.
273,800 2,119,212
First Community
Bankshares, Inc.
4,579 82,651
First Financial Corp.
43,862 1,377,267
First Financial Northwest,
Inc.
42,882 391,084
First Foundation, Inc.
159,300 2,082,051
First Guaranty Bancshares,
Inc.
26,974 326,655
First Internet Bancorp
14,500 213,585
First Merchants Corp.
128,100 2,966,796
First Mid Bancshares, Inc.
51,500 1,284,925
First Midwest Bancorp, Inc.
266,400 2,871,792
First National Corp.
+ 18,000 254,160
First Northwest Bancorp
2,000 19,800
First of Long Island Corp.
(The)
20,600 305,086
First United Corp.
+ 21,876 256,168
First US Bancshares, Inc.
6,468 42,883
Flushing Financial Corp.
88,297 928,884
FNCB Bancorp, Inc.
6,000 31,920
Franklin Financial Services
Corp.
+ 6,100 130,418
FS Bancorp, Inc.
+ 9,150 375,150
FVCBankcorp, Inc.
*+ 2,000 20,000
Genworth Financial, Inc.,
Class A
* 1,300,000 4,355,000
Global Indemnity Group,
LLC, Class A
+ 57,600 1,197,504
Great Southern Bancorp,
Inc.
10,000 362,200
Great Western Bancorp,
Inc.
158,300 1,970,835
Industry Company Shares Value
Financials (continued)
Hallmark Financial Services,
Inc.
*+ 45,000 $ 117,900
Hanmi Financial Corp.
108,000 886,680
Hawthorn Bancshares, Inc.
25,252 478,273
Heartland Financial USA,
Inc.
108,900 3,266,456
Hennessy Advisors, Inc.
+ 7,000 58,030
Heritage Commerce Corp.
12,900 85,850
Heritage Financial Corp.
88,400 1,625,676
Heritage Insurance
Holdings, Inc.
89,600 906,752
Hilltop Holdings, Inc.
31,100 640,038
Hingham Institution for
Savings (The)
30 5,520
HMN Financial, Inc.
*+ 23,800 315,588
Home Bancorp, Inc.
52,494 1,267,730
HomeStreet, Inc.
119,700 3,083,472
Hope Bancorp, Inc.
310,800 2,357,418
Horace Mann Educators
Corp.
107,000 3,573,800
Horizon Bancorp, Inc.
148,367 1,497,023
Howard Bancorp, Inc.
* 71,000 637,580
Independent Bank Corp.
47,500 597,075
Independent Bank Group,
Inc.
+ 114,000 5,036,520
Investar Holding Corp.
40,000 512,800
James River Group
Holdings, Ltd.
102,200 4,550,966
Kingstone Cos., Inc.
45,300 266,817
Lakeland Bancorp, Inc.
165,850 1,650,207
Landmark Bancorp, Inc.
+ 14,569 311,048
LCNB Corp.
+ 33,000 450,450
Limestone Bancorp, Inc.
*+ 23,450 246,694
Luther Burbank Corp.
+ 253,200 2,114,220
Mackinac Financial Corp.
+ 48,500 468,025
Malvern Bancorp, Inc.
*+ 4,900 57,820
Manning & Napier, Inc.
324,000 1,383,480
Marlin Business Services
Corp.
37,280 262,824
Merchants Bancorp
55,000 1,084,050
Meridian Bancorp, Inc.
40,000 414,000
Meridian Corp.
+ 30,000 483,900
Meta Financial Group, Inc.
93,931 1,805,354
Metrocity Bankshares, Inc.
3,000 39,510
Metropolitan Bank Holding
Corp.
* 31,400 879,200
Middlefield Banc Corp.
+ 34,000 656,200
Midland States Bancorp,
Inc.
75,658 972,205
MidWestOne Financial
Group, Inc.
41,460 740,890
MMA Capital Holdings, Inc.
* 7,800 175,578
Mr Cooper Group, Inc.
*+ 367,266 8,197,377
National Holdings Corp.
* 2,000 4,240

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
National Security Group,
Inc. (The)
200 $ 2,302
National Western Life
Group, Inc., Class A
11,314 2,067,860
Nicholas Financial, Inc.
* 43,400 315,518
NMI Holdings, Inc., Class A
* 185,000 3,293,000
Northeast Bank
+ 37,500 690,000
Northfield Bancorp, Inc.
55,000 501,600
Northrim BanCorp, Inc.
30,445 776,043
Oak Valley Bancorp
1,001 11,471
OceanFirst Financial Corp.
174,123 2,383,744
Ocwen Financial Corp.
* 30,561 645,448
OFG Bancorp
199,800 2,489,508
Old Point Financial Corp.
1,000 15,150
Old Second Bancorp, Inc.
85,550 641,197
OP Bancorp
91,900 525,668
Oppenheimer Holdings,
Inc., Class A
54,493 1,216,284
Orrstown Financial
Services, Inc.
+ 25,600 327,680
Ottawa Bancorp, Inc.
+ 1,000 9,810
Pacific Mercantile
Bancorp
*+ 82,086 305,360
Pacific Premier Bancorp,
Inc.
215,900 4,348,226
Parke Bancorp, Inc.
+ 55,099 657,882
Pathfinder Bancorp, Inc.
+ 3,000 31,800
Patriot National Bancorp,
Inc.
+ 13,000 84,630
PCB Bancorp
93,600 822,744
Peapack-Gladstone
Financial Corp.
54,894 831,644
Penns Woods Bancorp, Inc.
3,034 60,225
Peoples Bancorp of North
Carolina, Inc.
24,017 370,582
Peoples Bancorp, Inc.
74,600 1,424,114
Peoples Financial Services
Corp.
+ 22,900 796,004
Piper Sandler Cos.
35,500 2,591,500
Plumas Bancorp
92 1,811
Preferred Bank/Los Angeles
CA
36,600 1,175,592
Premier Financial Bancorp,
Inc.
52,650 568,620
ProAssurance Corp.
140,000 2,189,600
Protective Insurance Corp.,
Class B
73,900 970,307
Provident Bancorp, Inc.
+ 54,600 425,334
Provident Financial
Holdings, Inc.
51,000 606,900
Provident Financial
Services, Inc.
187,731 2,290,318
Prudential Bancorp, Inc.
+ 4,600 48,484
QCR Holdings, Inc.
67,500 1,850,175
Industry Company Shares Value
Financials (continued)
RBB Bancorp
98,200 $ 1,113,588
Regional Management
Corp.
* 68,000 1,132,880
Reliant Bancorp, Inc.
45,000 652,500
Renasant Corp.
78,680 1,787,610
Republic Bancorp, Inc.,
Class A
74,642 2,101,919
Riverview Bancorp, Inc.
119,500 495,925
Salisbury Bancorp, Inc.
2,183 69,005
Sandy Spring Bancorp, Inc.
111,900 2,582,652
SB Financial Group, Inc.
+ 33,800 455,962
Security National Financial
Corp., Class A
*+ 102,401 655,366
Select Bancorp, Inc.
* 34,000 244,460
Severn Bancorp, Inc.
+ 35,000 227,150
Shore Bancshares, Inc.
67,012 735,792
Sierra Bancorp
53,000 889,870
SmartFinancial, Inc.
53,000 720,270
Sound Financial Bancorp,
Inc.
+ 1,000 29,300
Southern Missouri Bancorp,
Inc.
11,000 259,380
Southern National Bancorp
of Virginia, Inc.
79,858 693,167
Spirit of Texas Bancshares,
Inc.
* 65,000 725,400
Standard AVB Financial
Corp.
25,900 845,635
Sterling Bancorp, Inc.
149,000 448,490
Stewart Information
Services Corp.
81,714 3,573,353
StoneX Group, Inc.
* 81,014 4,144,676
Summit Financial Group,
Inc.
35,515 525,977
Summit State Bank
+ 30,000 334,500
SuRo Capital Corp.
+ 86,900 941,996
SWK Holdings Corp.
* 4,500 63,000
TCG BDC, Inc.
50,000 445,500
Territorial Bancorp, Inc.
30,000 606,900
Third Point Reinsurance,
Ltd.
* 324,600 2,255,970
Timberland Bancorp, Inc.
25,500 459,000
Tiptree, Inc.
+ 185,200 916,740
TriCo Bancshares
35,000 857,150
TriState Capital Holdings,
Inc.
* 109,900 1,455,076
Triumph Bancorp, Inc.
* 16,500 513,810
United Bancshares, Inc.
+ 1,000 20,550
United Fire Group, Inc.
78,800 1,601,216
United Insurance Holdings
Corp.
72,200 437,532
Unity Bancorp, Inc.
63,867 739,580
Universal Insurance
Holdings, Inc.
101,516 1,404,981

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Univest Financial Corp.
84,979 $ 1,221,148
Veritex Holdings, Inc.
139,230 2,371,087
Waddell & Reed Financial,
Inc., Class A
+ 253,800 3,768,930
Walker & Dunlop, Inc.
94,475 5,007,175
Watford Holdings, Ltd.
* 9,108 208,938
Western New England
Bancorp, Inc.
145,000 816,350
World Acceptance Corp.
*+ 26,100 2,754,855
260,299,302
Health Care - 2.63%
Assertio Holdings, Inc.
* 137,200 91,334
Brookdale Senior Living,
Inc.
* 585,700 1,487,678
CynergisTek, Inc.
*+ 60,000 94,200
FONAR Corp.
* 45,500 950,040
Kewaunee Scientific Corp.
3,000 26,820
Lannett Co., Inc.
*+ 118,000 720,980
Lexicon Pharmaceuticals,
Inc.
*+ 255,000 367,200
Magellan Health, Inc.
* 83,500 6,327,630
Mallinckrodt PLC
*+ 104,600 101,807
National HealthCare Corp.
8,376 521,909
Opiant Pharmaceuticals,
Inc.
* 400 2,992
Owens & Minor, Inc.
208,500 5,235,435
Surgery Partners, Inc.
*+ 152,241 3,334,078
Tivity Health, Inc.
*+ 155,000 2,173,100
Triple-S Management Corp.,
Class B
* 78,550 1,403,688
22,838,891
Industrials - 19.34%
AAR Corp.
75,000 1,410,000
Acacia Research Corp.
* 166,000 576,020
ACCO Brands Corp.
375,300 2,176,740
Acme United Corp.
15,000 345,421
Aegion Corp.
* 113,000 1,596,690
AeroCentury Corp.
*+ 4,300 8,557
Air T, Inc.
*+ 4,200 40,530
Allegiant Travel Co.
+ 41,500 4,971,700
Altra Industrial Motion Corp.
40,000 1,478,800
ARC Document Solutions,
Inc.
50,000 45,000
ArcBest Corp.
84,500 2,624,570
Art's-Way Manufacturing
Co., Inc.
* 15,000 34,650
Atlas Air Worldwide
Holdings, Inc.
* 95,700 5,828,130
Avis Budget Group, Inc.
* 109,500 2,882,040
Industry Company Shares Value
Industrials (continued)
BG Staffing, Inc.
18,000 $ 152,460
BMC Stock Holdings, Inc.
* 180,300 7,722,249
BrightView Holdings, Inc.
* 233,800 2,665,320
Caesarstone, Ltd.
148,600 1,456,280
CAI International, Inc.
89,600 2,466,688
Chicago Rivet & Machine
Co.
+ 1,000 21,600
CIRCOR International, Inc.
* 95,000 2,598,250
Commercial Vehicle Group,
Inc.
*+ 147,300 961,869
CompX International, Inc.
1,000 14,950
Concrete Pumping
Holdings, Inc.
*+ 130,000 464,100
Cornerstone Building
Brands, Inc.
*+ 468,100 3,735,438
Costamare, Inc.
541,200 3,285,084
Covenant Logistics Group,
Inc.
* 51,100 893,739
DLH Holdings Corp.
* 83,500 605,375
DXP Enterprises, Inc.
* 54,000 871,020
Eagle Bulk Shipping, Inc.
*+ 32,142 526,165
Eastern Co. (The)
19,601 382,612
Echo Global Logistics, Inc.
* 104,000 2,680,080
EnPro Industries, Inc.
61,800 3,486,138
Fortress Transportation and
Infrastructure Investors,
LLC
+ 250,000 4,282,500
Foundation Building
Materials, Inc.
* 179,700 2,824,884
Fuel Tech, Inc.
* 115,000 96,772
Genco Shipping & Trading,
Ltd.
205,900 1,420,710
General Finance Corp.
*+ 115,764 732,786
GMS, Inc.
*+ 158,200 3,812,620
Goldfield Corp. (The)
* 121,000 511,830
GP Strategies Corp.
*+ 60,000 578,400
Greenbrier Cos., Inc. (The)
116,700 3,430,980
H&E Equipment Services,
Inc.
63,000 1,238,580
Hawaiian Holdings, Inc.
+ 133,300 1,718,237
HC2 Holdings, Inc.
*+ 145,600 352,352
Heidrick & Struggles
International, Inc.
70,000 1,375,500
Herc Holdings, Inc.
* 82,300 3,259,903
Hub Group, Inc., Class A
* 122,000 6,123,790
Hyster-Yale Materials
Handling, Inc.
34,600 1,285,390
Interface, Inc.
153,500 939,420
Kelly Services, Inc., Class A
99,300 1,692,072
Knoll, Inc.
185,000 2,231,100
L B Foster Co., Class A
*+ 35,700 479,094
Limbach Holdings, Inc.
*+ 32,800 350,960

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Industrials (continued)
LS Starrett Co. (The),
Class A
* 15,000 $ 44,250
LSI Industries, Inc.
+ 104,900 708,075
Lydall, Inc.
* 59,500 984,130
Manitowoc Co., Inc. (The)
* 45,000 378,450
Marten Transport, Ltd.
243,841 3,979,485
Matson, Inc.
42,100 1,687,789
Matthews International
Corp., Class A
100,000 2,236,000
Maxar Technologies, Inc.
206,000 5,137,640
Mesa Air Group, Inc.
* 107,900 318,305
Miller Industries, Inc.
7,700 235,389
Mistras Group, Inc.
* 113,700 444,567
MRC Global, Inc.
* 205,000 877,400
MYR Group, Inc.
* 57,800 2,149,004
Navios Maritime Holdings,
Inc.
* 72,900 128,304
NL Industries, Inc.
30,500 129,625
NN, Inc.
158,000 815,280
Northwest Pipe Co.
* 50,000 1,323,000
NOW, Inc.
* 332,200 1,508,188
Orion Group Holdings, Inc.
* 190,472 523,798
PAM Transportation
Services, Inc.
* 28,805 1,083,068
Pangaea Logistics
Solutions, Ltd.
4,340 11,241
Park-Ohio Holdings Corp.
44,800 719,936
Patriot Transportation
Holding, Inc.
7,500 65,850
Perma-Pipe International
Holdings, Inc.
* 20,000 113,000
Powell Industries, Inc.
25,000 603,250
Preformed Line Products
Co.
16,375 797,790
Primoris Services Corp.
147,200 2,655,488
Quanex Building Products
Corp.
75,000 1,383,000
REV Group, Inc.
363,000 2,864,070
Rush Enterprises, Inc.,
Class A
103,600 5,235,944
Rush Enterprises, Inc.,
Class B
46,500 2,059,950
Safe Bulkers, Inc.
* 312,100 321,463
Scorpio Bulkers, Inc.
+ 24,350 344,796
Steelcase, Inc., Class A
350,000 3,538,500
Sterling Construction Co.,
Inc.
* 100,000 1,416,000
Team, Inc.
* 98,600 542,300
Terex Corp.
61,000 1,180,960
Textainer Group Holdings,
Ltd.
* 205,400 2,908,464
Titan Machinery, Inc.
* 95,100 1,258,173
TrueBlue, Inc.
* 126,650 1,961,808
Tutor Perini Corp.
* 185,700 2,066,841
Industry Company Shares Value
Industrials (continued)
Ultralife Corp.
* 22,400 $ 132,160
Universal Logistics
Holdings, Inc.
69,400 1,447,684
US Xpress Enterprises, Inc.,
Class A
*+ 195,000 1,610,700
USA Truck, Inc.
* 8,800 83,160
Veritiv Corp.
* 50,200 635,532
Viad Corp.
59,000 1,228,970
VSE Corp.
37,600 1,152,064
Wabash National Corp.
+ 173,900 2,079,844
WESCO International, Inc.
* 90,000 3,961,800
Willis Lease Finance Corp.
* 48,400 892,980
167,711,610
Information Technology - 5.69%
Alpha & Omega
Semiconductor, Ltd.
* 159,244 2,041,508
Amkor Technology, Inc.
* 133,091 1,490,619
Avaya Holdings Corp.
*+ 250,500 3,807,600
Aviat Networks, Inc.
*+ 20,200 443,592
Bel Fuse, Inc., Class B
24,500 261,660
Benchmark Electronics, Inc.
151,000 3,042,650
Communications Systems,
Inc.
20,000 76,600
Comtech
Telecommunications
Corp.
111,015 1,554,210
CSP, Inc.
5,150 44,445
Eastman Kodak Co.
*+ 163,181 1,439,256
GTT Communications,
Inc.
*+ 140,000 722,400
Information Services Group,
Inc.
* 140,300 296,033
Innodata, Inc.
* 68,000 210,120
Key Tronic Corp.
* 21,200 208,820
Kimball Electronics, Inc.
* 112,600 1,301,656
Mind CTI, Ltd.
200 464
MTS Systems Corp.
60,000 1,146,600
NeoPhotonics Corp.
* 160,000 974,400
NetScout Systems, Inc.
* 64,500 1,408,035
NetSol Technologies, Inc.
* 39,800 116,614
Photronics, Inc.
* 271,050 2,699,658
Ribbon Communications,
Inc.
* 240,100 929,187
Sanmina Corp.
* 135,100 3,654,455
ScanSource, Inc.
* 98,100 1,945,323
StarTek, Inc.
* 120,000 630,000
Super Micro Computer, Inc.
* 191,825 5,064,180
Support.com, Inc.
75,000 135,000
Synacor, Inc.
*+ 182,000 274,820
Synaptics, Inc.
*+ 16,400 1,318,888

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Taitron Components, Inc.,
Class A
10,000 $ 23,900
Trio-Tech International
*+ 21,800 74,556
TSR, Inc.
* 1,000 4,960
TTM Technologies, Inc.
* 520,153 5,934,946
Ultra Clean Holdings, Inc.
* 113,700 2,440,002
VirnetX Holding Corp.
+ 215,000 1,133,050
Wayside Technology Group,
Inc.
+ 16,400 378,020
Xperi Holding Corp.
183,500 2,108,415
49,336,642
Materials - 7.20%
Advanced Emissions
Solutions, Inc.
+ 114,575 465,174
AdvanSix, Inc.
* 82,500 1,062,600
AgroFresh Solutions, Inc.
* 156,100 379,323
Boise Cascade Co.
78,500 3,133,720
Caledonia Mining Corp.
PLC
9,200 156,308
Carpenter Technology Corp.
120,000 2,179,200
Century Aluminum Co.
*+ 300,000 2,136,000
Clearwater Paper Corp.
*+ 57,000 2,162,580
Contura Energy, Inc.
*+ 55,800 408,456
Core Molding Technologies,
Inc.
* 30,000 265,800
Domtar Corp.
+ 107,000 2,810,890
Friedman Industries, Inc.
52,100 302,180
FutureFuel Corp.
102,800 1,168,836
Haynes International, Inc.
40,410 690,607
Intrepid Potash, Inc.
* 55,350 467,154
Kaiser Aluminum Corp.
15,600 836,004
Koppers Holdings, Inc.
* 40,000 836,400
Kraton Corp.
*+ 167,150 2,978,613
Mercer International, Inc.
+ 226,150 1,492,590
Minerals Technologies, Inc.
100,900 5,155,990
O-I Glass, Inc.
297,000 3,145,230
Olympic Steel, Inc.
37,000 420,320
PH Glatfelter Co.
182,400 2,511,648
PQ Group Holdings, Inc.
* 376,850 3,866,481
Ramaco Resources, Inc.
*+ 70,700 247,450
Rayonier Advanced
Materials, Inc.
* 276,700 885,440
Resolute Forest Products,
Inc.
* 262,000 1,173,760
Ryerson Holding Corp.
*+ 115,000 658,950
Schnitzer Steel Industries,
Inc., Class A
110,800 2,130,684
SunCoke Energy, Inc.
184,700 631,674
TimkenSteel Corp.
* 122,500 434,875
Trecora Resources
* 70,200 431,028
Tredegar Corp.
129,700 1,928,639
Industry Company Shares Value
Materials (continued)
Trinseo SA
100,000 $ 2,564,000
Tronox Holdings PLC,
Class A
+ 362,185 2,850,396
United States Steel Corp.
+ 395,000 2,899,300
Universal Stainless & Alloy
Products, Inc.
*+ 22,450 123,251
US Concrete, Inc.
* 60,000 1,742,400
Verso Corp., Class A
117,000 923,130
Warrior Met Coal, Inc.
220,000 3,757,600
62,414,681
Real Estate - 1.06%
Altisource Portfolio
Solutions SA
*+ 98,400 1,246,728
CTO Realty Growth, Inc.
15,400 679,140
Newmark Group, Inc.,
Class A
721,000 3,114,720
Realogy Holdings Corp.
+ 440,000 4,153,600
9,194,188
TOTAL COMMON STOCKS - 99.20% 860,097,464
(Cost $926,296,297)
.
Preferred Stock - 0.00%
Air T Funding, 8.00%
***+ 221 4,641
TOTAL PREFERRED STOCK - 0.00% 4,641
(Cost $4,597)
.
Rights - 0.02%
Newstar Financial, Inc.,
CVR
*
∆
120,000 6,000
Pan American Silver Corp.,
CVR
* 150,000 116,985
TOTAL RIGHTS - 0.02% 122,985
(Cost $44,719)
.
Warrants - 0.00%
Air T Funding, expiring
06/07/20
* 11,644 315
Eagle Bulk Shipping, Inc.,
expiring 10/15/21
* 3,317 39
TOTAL WARRANTS - 0.00% 354
(Cost $106,727)

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

Showing percentage of net assets as of September 30, 2020
Quarterly Report | September 30, 2020 (Unaudited)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 1.35%
Fidelity Investments Money
Market Government
Portfolio Class I 0.01% 11,710,690
$ 11,710,690
TOTAL MONEY MARKET FUND - 1.35% 11,710,690
(Cost $11,710,690)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 5.06%
Fidelity Investments Money
Market Government
Portfolio Class I** 0.01% 43,901,070
43,901,070
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 5.06% 43,901,070
(Cost $43,901,070)
TOTAL INVESTMENTS - 105.63% $ 915,837,204
(Cost $982,064,100)
Liabilities in Excess of Other Assets - (5.63%) (48,798,855)
NET ASSETS - 100.00% $ 867,038,349
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2020.
*** Security is perpetual and has no stated maturity date.
^ Rate disclosed as of September 30, 2020.
∆ Security was fair valued using significant unobservable inputs.
As such, the security is classified as Level 3 in the fair value hierarchy.
+ This security or a portion of the security is out on loan as of
September 30, 2020. Total loaned securities had a value of
$110,392,558 as of September 30, 2020.
CVR - Contingent Value Right
LLC - Limited Liability Company
PLC - Public Limited Company
Summary of inputs used to value the Fund’s investments as of 9/30/2020 :
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common
Stocks
Financials $ 260,140,728 $ 158,574 $ 0 $ 260,299,302
Other
Industries (a) 599,798,162 – – 599,798,162
Total Common
Stocks 859,938,890 158,574 0 860,097,464
Preferred Stock – 4,641 – 4,641
Rights 116,985 – 6,000 122,985
Warrants 354 – – 354
Money Market
Fund – 11,710,690 – 11,710,690
Investments
Purchased
With Cash
Proceeds
From
Securities
Lending – 43,901,070 – 43,901,070
TOTAL
$860,056,229 $55,774,975 $6,000 $915,837,204
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Omni Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
(continued)

bridgewayfunds.com
Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investment in Securities (Value)
Rights
Balance as of 06/30/2020 $ 6,000
Purchases –
Sales –
Return of Capital –
Realized Gain/(Loss) –
Change in unrealized Appreciation/(Depreciation) –
Transfers in –
Transfers out –
Balance as of 09/30/2020 $ 6,000
Net change in unrealized Appreciation/(Depreciation) from
investments held as of 09/30/2020 $ –